Exhibit 99
Ford Credit Auto Lease Trust 2014-B
Monthly Investor Report

Transaction Month	19	Payment Date	February 16, 2016
Collection Period	January, 2016

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-173928-10 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. SUMMARY

		Initial	Beginning of Period Balance	End of Period Balance	End of Period Factor
2014-B Reference Pool Balance		$1,689,193,621.34	$973,048,774.74	$919,619,574.18	0.5444134
Total Note Balance		$1,500,000,000.00	$741,629,248.62	$688,200,048.06	0.4588000

Total Overcollateralization		$189,193,621.34	$231,419,526.12	$231,419,526.12

2014-B Exchange Note Balance		$1,546,391,752.58	$794,601,667.35	$741,172,466.79	0.4792915
2014-B Exchange Note Overcollateralization		$142,801,868.76	$178,447,107.39	$178,447,107.39

Overcollateralization			Beginning of Period	End of Period
2014-B Reference Pool Balance as a % of Total Note Balance			131.20%	133.63%
2014-B Reference Pool Balance as a % of 2014-B Exchange Note Balance			122.46%	124.08%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.18000%	$280,000,000.00	$0.00	$0.00	0.0000000
Class A-2a Notes	0.51000%	$200,000,000.00	$31,262,521.56	$12,416,242.70	0.0620812
Class A-2b Notes*	0.58550%	$367,000,000.00	$57,366,727.06	$22,783,805.36	0.0620812
Class A-3 Notes	0.89000%	$376,000,000.00	$376,000,000.00	$376,000,000.00	1.0000000
Class A-4 Notes	1.10000%	$130,000,000.00	$130,000,000.00	$130,000,000.00	1.0000000
Class B Notes	1.35000%	$76,050,000.00	$76,050,000.00	$76,050,000.00	1.0000000
Class C Notes	1.59000%	$70,950,000.00	$70,950,000.00	$70,950,000.00	1.0000000
Total		$1,500,000,000.00	$741,629,248.62	$688,200,048.06	0.4588000

	Principal Payments		Interest Payments		Total Payments
	Actual	Principal Payments per $1000 Face	Actual	Interest Payments per $1000 Face	Actual	Total Payments per $1000 Face
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$18,846,278.86	$94.23	$13,286.57	$0.07	$18,859,565.43	$94.30
Class A-2b Notes	$34,582,921.70	$94.23	$29,856.19	$0.08	$34,612,777.89	$94.31
Class A-3 Notes	$0.00	$0.00	$278,866.67	$0.74	$278,866.67	$0.74
Class A-4 Notes	$0.00	$0.00	$119,166.67	$0.92	$119,166.67	$0.92
Class B Notes	$0.00	$0.00	$85,556.25	$1.13	$85,556.25	$1.13
Class C Notes	$0.00	$0.00	$94,008.75	$1.33	$94,008.75	$1.33
Total	$53,429,200.56	$35.62	$620,741.10	$0.41	$54,049,941.66	$36.03

II. POOL INFORMATION

2014-B Reference Pool Balance	Lease Balance**	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$1,134,228,179.77	$973,048,774.74	$794,876,451.18
Change	$(62,343,296.33)	$(53,429,200.56)	$(33,406,452.49)
End of Period	$1,071,884,883.44	$919,619,574.18	$761,469,998.69
Residual Portion of Securitization Value as % of Securitization Value at end of period			82.80%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	68,977	19,932	49,045	2,046	46,999

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months***				9.5	8.8

Ford Credit Auto Lease Trust 2014-B
Monthly Investor Report

Transaction Month	19	Payment Date	February 16, 2016
Collection Period	January, 2016

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		367	$7,298,933.77	0.79%
61 - 90 Days Delinquent		28	$515,545.12	0.06%
91- 120 Days Delinquent		2	$32,608.50	0.00%
Over 120 Days Delinquent		6	$126,814.56	0.01%
Total Delinquent Leases		403	$7,973,901.95	0.87%

		Current Period	Cumulative
Prepayment Speed		0.71%	0.63%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Base monthly Payments (Rent)				$18,688,594.28
plus: Payoffs				$9,925,863.69
plus: Other (including extension fees, excess charges, etc.)				$434,251.92
minus: Payaheads				$(792,659.69)
plus: Payahead Draws				$1,323,967.07
plus: Advances				$1,277,927.98
minus: Advance Reimbursement Amounts				$(799,021.59)
plus: Administrative Removal Amounts				$0.00
plus: Net Sale Proceeds				$29,234,788.70
plus: Recoveries				$392,443.57
Total Collections				$59,686,155.93

Reserve Account Draw Amount				$0.00

Total Collections Plus Reserve Account Draw Amount				$59,686,155.93

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$810,873.98	$810,873.98	$58,875,281.95	$0.00
2014-B Exchange Note Interest Payment	$1,130,100.15	$1,130,100.15	$57,745,181.80	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$57,745,181.80	$0.00
Reserve Account Deposit	$0.00	$0.00	$57,745,181.80	$0.00
2014-B Exchange Note Principal Payment	$53,429,200.56	$53,429,200.56	$4,315,981.24	$0.00
Shared Amounts	$0.00	$0.00	$4,315,981.24	$0.00
Revolving Facility Pool Additional Amounts	$4,315,981.24	$4,315,981.24	$0.00	$0.00
Total	$59,686,155.93	$59,686,155.93	$0.00	$0.00

Ford Credit Auto Lease Trust 2014-B
Monthly Investor Report

Transaction Month	19	Payment Date	February 16, 2016
Collection Period	January, 2016

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2014-B Exchange Note Interest Payment				$1,130,100.15
2014-B Exchange Note Principal Payment				$53,429,200.56
Shortfall Payment (to cover Notes)				$0.00

Total				$54,559,300.71

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$54,559,300.71	$0.00
Administration Fee	$6,180.24	$6,180.24	$54,553,120.47	$0.00
Class A-1 Interest	$0.00	$0.00	$54,553,120.47	$0.00
Class A-2a Interest	$13,286.57	$13,286.57	$54,539,833.90	$0.00
Class A-2b Interest	$29,856.19	$29,856.19	$54,509,977.71	$0.00
Class A-3 Interest	$278,866.67	$278,866.67	$54,231,111.04	$0.00
Class A-4 Interest	$119,166.67	$119,166.67	$54,111,944.37	$0.00
Total Class A Interest	$441,176.10	$441,176.10		$0.00
First Priority Principal Payment	$0.00	$0.00	$54,111,944.37	$0.00
Class B Interest	$85,556.25	$85,556.25	$54,026,388.12	$0.00
Second Priority Principal Payment	$0.00	$0.00	$54,026,388.12	$0.00
Class C Interest	$94,008.75	$94,008.75	$53,932,379.37	$0.00
Specified Reserve Deposit	$0.00	$0.00	$53,932,379.37	$0.00
Regular Principal Payment	$53,429,200.56	$53,429,200.56	$503,178.81	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$503,178.81	$0.00
Remaining Funds to Holder of Residual Interest	$503,178.81	$503,178.81	$0.00	$0.00
Total	$54,559,300.71	$54,559,300.71	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$3,776,817.49
plus: Additional Advances				$1,277,927.98
minus: Advance Reimbursement Amounts				$(799,021.59)
End of Period Advance Balance				$4,255,723.88

Payaheads
Beginning of Period Payahead Balance				$2,794,310.02
plus: Additional Payaheads				$792,659.69
minus: Payahead Draws				$(1,323,967.07)
End of Period Payahead Balance				$2,263,002.64

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$8,445,968.11
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$8,445,968.11
Memo: Required Reserve Amount				$8,445,968.11

VII. OVERCOLLATERALIZATION INFORMATION
Targeted Ovecollateralization Amount				$231,419,526.12
Actual Overcollateralization Amount (EOP Pool Balance- EOP Note Balance)				$231,419,526.12

Ford Credit Auto Lease Trust 2014-B
Monthly Investor Report

Transaction Month	19	Payment Date	February 16, 2016
Collection Period	January, 2016

VIII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	271	5,436	$5,878,762.17	$122,870,540.00
Standard Terminations	140	1,160	$2,886,710.81	$23,745,793.46
Total Retained	411	6,596	$8,765,472.98	$146,616,333.46

Returned Vehicles
Early Terminations	479	5,407	$8,290,708.02	$102,463,292.47
Standard Terminations	1,113	9,308	$21,451,381.92	$185,667,327.71
Total Returned	1,592	14,715	$29,742,089.94	$288,130,620.18

Charged Off / Repossessed Vehicles	35	585	$650,479.06	$12,293,843.27
Removals by Servicer and Other	8	82	$167,808.06	$1,683,853.46
Total Terminations	2,046	21,978	$39,325,850.04	$448,724,650.37

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	2,859	17,780	Current Period	Cumulative
Return Rate (Returned / Total Terminations)****			77.81%	66.95%
Early Termination Rate (Early Terminations / Total Terminations)			36.66%	49.34%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

IX. GAIN (LOSS) CALCULATIONS
	Number of Leases		Gain (Loss)
Gain (Loss) on Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Customer Payments			$9,914,073.37
plus: Payahead draws			$223,267.92
minus: Unreimbursed Advances			$(35,052.62)
minus: Securitization Value of Retained Vehicles			$(8,765,472.98)
Total	411	6,596	$1,336,815.69	$22,703,599.69
Gain (Loss) Per Retained Vehicle			$3,252.59	$3,442.03

Gain (Loss) on Returned Vehicles
Customer Payments			$1,321,511.52
plus: Net Sale Proceeds			$28,400,120.08
plus: Payahead Draws			$254,637.13
minus: Unreimbursed Advances			$(116,166.43)
minus: Securitization Value of Returned Vehicles			$(29,742,089.94)
Total	1,592	14,715	$118,012.36	$966,415.63
Gain (Loss) Per Returned Vehicle			$74.13	$65.68

Credit Gain (Loss) Charged Off / Repo Vehicles	35	585	$(179,225.19)	$(3,258,730.75)
Credit Gain (Loss) Per Charged Off / Repo Vehicle			$(5,120.72)	$(5,570.48)
Recoveries	743		$248,052.30	$2,449,439.89

Total Gain (Loss) -- Net of Recoveries	2,038	21,896	$1,523,655.16	$22,860,724.46
Average Gain (Loss) on all Retained, Returned and Repo Vehicles			$747.62	$1,044.06

Removals by Servicer and Other	8	82

Note: There is no Gain or Loss on Removals

Memo: Residual Gain (Loss) on Returned Vehicles
Net Sale Proceeds			$28,400,120.08
plus: Excess Wear and Use and Excess Mileage Assessed			$555,847.74
minus: Residual Portion of Securitization Value			$(28,487,011.77)
Total	1,592	14,715	$468,956.05	$4,591,479.87
Residual Gain (Loss) Per Returned Vehicle			$294.57	$312.03

Ford Credit Auto Lease Trust 2014-B
Monthly Investor Report

Transaction Month	19	Payment Date	February 16, 2016
Collection Period	January, 2016

Prior and Current Collection Periods Average Gain (Loss)	Percent
Ratio of Total Gain (Loss) to the Average Pool Balance (annualized)
Third Prior Collection Period	1.06%
Second Prior Collection Period	0.62%
Prior Collection Period	1.08%
Current Collection Period	1.93%
Four Month Average (Current and Prior Three Collection Periods)	1.17%

Ratio of Cumulative Total Gain (Loss) for all Collection Periods to Initial Pool Balance	1.35%

X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Erin M. Rohde
Assistant Treasurer

* Tranche A2b note interest rate is floating based on one-month LIBOR+0.16%
**Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract leas end value at the contract lease factor, without considering the base residual value or minimum discount rate.

***The Weighted Average is calculated based on Securitization Value.
****Memo: Due to an administrative error, incorrect return rates were reported for the November 2015 and December 2015 Collection Periods. For the November 2015 Collection Period, the correct “Current Period” and “Cumulative” return rates were 79.11% and 64.71% respectively, but were incorrectly     reported as 79.46% and 64.94% respectively. For the December 2015 Collection Period, the correct “Current Period” and “Cumulative” return rates were 77.56% and 65.84% respectively, but were incorrectly reported as 77.96% and 66.08% respectively.